S-K 1602(c) Dilution	May 29, 2026 USD ($) $ / shares shares
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.92
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 192,649,613
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,216,667
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 221,607,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	31,276,667
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 144,649,613
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,216,667
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.49
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 166,407,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,526,667
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.61
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.39
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 96,649,613
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,216,667
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.62
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 111,207,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,776,667
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.98
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.02
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 48,649,613
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,216,667
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.01
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 56,007,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,026,667
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.09
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.91
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 649,613
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,216,667
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.1
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.9
Net Tangible Book Value	$ (47,341)
Net Tangible Book Value, Adjusted	$ 807,413
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,276,667
Public Units [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.09
Public Units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.1
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.53
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.52
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.62
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.63
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.99
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.1
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 0.11
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 200,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	230,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	200,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	230,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	200,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	230,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	200,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	230,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	200,800,000
Net Proceeds from this Offering and the Sale of the Private Placement Unit [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	230,800,000
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	54,754
Deferred Underwriting Discounts and Commissions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Deferred Underwriting Discounts and Commissions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,200,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,000,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,600,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,000,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,300,000)
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Discounts and Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(157,800)
Over-Allotment Liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(157,800)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(157,800)
Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(157,800)
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(157,800)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(1,000,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,000,000
Private Placement Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	550,000
Private Placement Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	610,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	550,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	610,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	550,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	610,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	550,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	610,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	550,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	610,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(5,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(5,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(10,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(20,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(23,000,000)